GENERAL (Details) Rp in Billions			12 Months Ended
	Jun. 16, 2015	Aug. 29, 2014 AUD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 23, 2015 IDR (Rp)
Share capital
Number of years in which overall evaluation of networks and services licenses is performed			5 years
Number of Series B shares in each ADS			100	100	100
Metra | Teltranet.
Share capital
Proportion of ownership interest in associate		51.00%
Equity interests of acquirer | $		$ 1
Series A Bond
Share capital
Nominal amount						Rp 2,200
Debt instrument term	7 years
Series B Bond
Share capital
Nominal amount						2,100
Debt instrument term	10 years
Series C Bond
Share capital
Nominal amount						1,200
Debt instrument term	15 years
Series D Bond
Share capital
Nominal amount						Rp 1,500
Debt instrument term	30 years